Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year attributable to equity owners of the parent (€m)	227.1	192.7	249.8
Weighted average Ordinary Shares, Founder Preferred Shares and shares issuable solely after the passage of time (number)	161,502,018	170,573,002	174,279,621
Basic earnings per share (€’s)	1.41	1.13	1.43

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year attributable to equity owners of the parent (€m)	227.1	192.7	249.8
Weighted average Ordinary Shares, Founder Preferred Shares, shares issuable solely after the passage of time, potential ordinary shares and contingently issuable shares (number)	162,219,900	171,203,914	174,279,621
Diluted earnings per share (€’s)	1.40	1.13	1.43